Annual Total Returns - RS Shares Prospectus	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GuidePath(R) Growth Allocation Fund | GuidePath(R) Growth Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	17.51%	24.18%	(22.27%)	19.32%	19.44%	25.67%	(10.33%)	21.92%	6.00%	(4.51%)
GuidePath(R) Conservative Allocation Fund | GuidePath(R) Conservative Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	8.17%	10.65%	(12.42%)	9.39%	8.40%	16.23%	(4.82%)	11.56%	0.89%	(4.09%)
GuidePath(R) Tactical Allocation Fund | GuidePath(R) Tactical Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	20.40%	14.86%	(6.20%)	19.72%	(3.40%)	20.47%	(4.45%)	18.89%	3.09%	(5.85%)
GuidePath(R) Absolute Return Allocation Fund | GuidePath(R) Absolute Return Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	4.26%	6.81%	(10.85%)	0.83%	3.89%	7.43%	(1.61%)	4.49%	8.97%	(1.14%)
GuidePath(R) Multi-Asset Income Allocation Fund | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	7.51%	9.44%	(12.21%)	11.59%	0.70%	16.31%	(6.09%)	9.71%	7.65%	(3.48%)
GuidePath(R) Flexible Income Allocation Fund | GuidePath(R) Flexible Income Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	4.16%	7.11%	(14.16%)	1.24%	15.12%	6.68%	(2.45%)	6.78%	3.82%	(1.92%)
GuidePath(R) Managed Futures Strategy Fund | GuidePath(R) Managed Futures Strategy Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	(3.28%)	(10.08%)	36.33%	3.47%	14.18%	7.85%	(13.23%)	4.97%